CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 6,679	$ 5,551	$ 17,854	$ 105,704
Accounts receivable, net	77,536	52,033
Income taxes receivable	18,940	9,796
Deferred income taxes	13,374	7,960
Prepaid expenses and other current assets	17,616	12,380
Total current assets	134,145	87,720
Property, plant and equipment, net	1,137,478	885,362
Intangibles and other assets:
Investments	115,376	113,099
Goodwill	764,630	603,446
Other intangible assets	56,322	40,084
Deferred debt issuance costs, net and other assets	19,313	17,667
Total assets	2,227,264	1,747,378
Current liabilities:
Accounts payable	15,277	4,885
Advance billings and customer deposits	31,933	25,934
Dividends payable	19,510	15,520
Accrued compensation	32,581	22,252
Accrued interest	6,784	3,524
Accrued expense	39,698	35,173
Current portion of long term debt and capital lease obligations	9,849	9,751
Current portion of derivative liability	443	660
Total current liabilities	156,075	117,699
Long-term debt and capital lease obligations	1,356,753	1,212,134
Deferred income taxes	246,665	179,859
Pension and postretirement benefit obligations	122,363	75,754
Other long-term liabilities	14,579	9,593
Total liabilities	1,896,435	1,595,039
Shareholders' equity:
Common Stock	504	401
Other shareholders' equity	325,499	147,433
Total Consolidated Communications Holdings, Inc. shareholders' equity	326,003	147,834
Noncontrolling interest	4,826	4,505
Total shareholders' equity	330,829	152,339	136,105	47,812
Total liabilities and shareholders' equity	2,227,264	1,747,378
Eliminations
Intangibles and other assets:
Investments in subsidiaries	(3,642,751)	(1,448,828)
Total assets	(3,642,751)	(1,448,828)
Shareholders' equity:
Common Stock	(47,411)	(47,411)
Other shareholders' equity	(3,595,340)	(1,401,417)
Total Consolidated Communications Holdings, Inc. shareholders' equity	(3,642,751)	(1,448,828)
Total shareholders' equity	(3,642,751)	(1,448,828)
Total liabilities and shareholders' equity	(3,642,751)	(1,448,828)
Parent | Reportable legal entity
Current assets:
Income taxes receivable	12,665	9,346
Deferred income taxes	(71)	(61)
Total current assets	12,594	9,285
Intangibles and other assets:
Investments in subsidiaries	2,119,335	1,101,039
Total assets	2,131,929	1,110,324
Current liabilities:
Dividends payable	19,510	15,520
Accrued expense	36	224
Total current liabilities	19,546	15,744
Advances due to/from affiliates, net	1,805,129	968,319
Deferred income taxes	(14,833)	(21,598)
Other long-term liabilities		25
Total liabilities	1,809,842	962,490
Shareholders' equity:
Common Stock	504	401
Other shareholders' equity	321,583	147,433
Total Consolidated Communications Holdings, Inc. shareholders' equity	322,087	147,834
Total shareholders' equity	322,087	147,834
Total liabilities and shareholders' equity	2,131,929	1,110,324
Subsidiary Issuer
Current assets:
Cash and cash equivalents	4,940	86	6,577	103,369
Subsidiary Issuer | Reportable legal entity
Current assets:
Cash and cash equivalents	4,940	86
Accounts receivable, net		502
Deferred income taxes	158	(7)
Total current assets	5,098	581
Intangibles and other assets:
Investments	3,724	3,729
Investments in subsidiaries	1,510,416	335,659
Deferred debt issuance costs, net and other assets	15,421	13,620
Total assets	1,534,659	353,589
Current liabilities:
Accrued interest	6,775	3,514
Accrued expense		875
Current portion of long term debt and capital lease obligations	9,100	9,100
Current portion of derivative liability	443	660
Total current liabilities	16,318	14,149
Long-term debt and capital lease obligations	1,352,949	1,207,663
Advances due to/from affiliates, net	(1,953,695)	(1,970,192)
Deferred income taxes	(938)	(1,029)
Other long-term liabilities	690	1,960
Total liabilities	(584,676)	(747,449)
Shareholders' equity:
Other shareholders' equity	2,119,335	1,101,038
Total Consolidated Communications Holdings, Inc. shareholders' equity	2,119,335	1,101,038
Total shareholders' equity	2,119,335	1,101,038
Total liabilities and shareholders' equity	$ 1,534,659	353,589
Guarantors
Condensed Consolidating Balance Sheet
Ownership interest (as a percent)	100.00%
Current assets:
Cash and cash equivalents	$ 820	2,366	8,530	80
Guarantors | Reportable legal entity
Current assets:
Cash and cash equivalents	820	2,366
Accounts receivable, net	70,543	44,521
Income taxes receivable	6,232	370
Deferred income taxes	12,807	7,533
Prepaid expenses and other current assets	17,285	11,862
Total current assets	107,687	66,652
Property, plant and equipment, net	1,088,196	834,199
Intangibles and other assets:
Investments	111,652	109,370
Investments in subsidiaries	13,000	12,130
Goodwill	698,449	537,265
Other intangible assets	47,235	30,997
Deferred debt issuance costs, net and other assets	3,892	4,047
Total assets	2,070,111	1,594,660
Current liabilities:
Accounts payable	15,277	4,885
Advance billings and customer deposits	30,250	23,699
Accrued compensation	30,737	20,447
Accrued interest	6	6
Accrued expense	38,211	32,703
Current portion of long term debt and capital lease obligations	671	586
Total current liabilities	115,152	82,326
Long-term debt and capital lease obligations	3,070	3,659
Advances due to/from affiliates, net	206,616	1,037,969
Deferred income taxes	243,427	184,209
Pension and postretirement benefit obligations	100,221	61,053
Other long-term liabilities	13,337	7,328
Total liabilities	681,823	1,376,544
Shareholders' equity:
Common Stock	17,411	17,411
Other shareholders' equity	1,366,051	196,200
Total Consolidated Communications Holdings, Inc. shareholders' equity	1,383,462	213,611
Noncontrolling interest	4,826	4,505
Total shareholders' equity	1,388,288	218,116
Total liabilities and shareholders' equity	2,070,111	1,594,660
Non-Guarantors
Current assets:
Cash and cash equivalents	919	3,099	$ 2,747	$ 2,255
Non-Guarantors | Reportable legal entity
Current assets:
Cash and cash equivalents	919	3,099
Accounts receivable, net	6,993	7,010
Income taxes receivable	43	80
Deferred income taxes	480	495
Prepaid expenses and other current assets	331	518
Total current assets	8,766	11,202
Property, plant and equipment, net	49,282	51,163
Intangibles and other assets:
Goodwill	66,181	66,181
Other intangible assets	9,087	9,087
Total assets	133,316	137,633
Current liabilities:
Advance billings and customer deposits	1,683	2,235
Accrued compensation	1,844	1,805
Accrued interest	3	4
Accrued expense	1,451	1,371
Current portion of long term debt and capital lease obligations	78	65
Total current liabilities	5,059	5,480
Long-term debt and capital lease obligations	734	812
Advances due to/from affiliates, net	(58,050)	(36,096)
Deferred income taxes	19,009	18,277
Pension and postretirement benefit obligations	22,142	14,701
Other long-term liabilities	552	280
Total liabilities	(10,554)	3,454
Shareholders' equity:
Common Stock	30,000	30,000
Other shareholders' equity	113,870	104,179
Total Consolidated Communications Holdings, Inc. shareholders' equity	143,870	134,179
Total shareholders' equity	143,870	134,179
Total liabilities and shareholders' equity	$ 133,316	$ 137,633